CHANGES IN LIABILITIES FROM FINANCING ACTIVITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CHANGES IN LIABILITIES FROM FINANCING ACTIVITIES
Beginning balance	$ 4,535,667	$ 4,253,201
Acquisition		64,476
Cash Flows	611,076	(64,975)
Acquisition/Amendment	212,071
Conversion	(4,852,488)
Interest accretion/accruals	424,686	282,965
Ending balance	931,012	4,535,667
Secured convertible debenture
CHANGES IN LIABILITIES FROM FINANCING ACTIVITIES
Beginning balance	4,481,066	4,236,848
Cash Flows		(33,000)
Conversion	(4,852,488)
Interest accretion/accruals	371,422	277,218
Ending balance		4,481,066
Lease liabilities
CHANGES IN LIABILITIES FROM FINANCING ACTIVITIES
Beginning balance	54,601	16,353
Acquisition		64,476
Cash Flows	(79,370)	(31,975)
Acquisition/Amendment	212,071
Interest accretion/accruals	24,792	5,747
Ending balance	212,094	$ 54,601
Loan Payable
CHANGES IN LIABILITIES FROM FINANCING ACTIVITIES
Cash Flows	690,446
Interest accretion/accruals	28,472
Ending balance	$ 718,918